Deferred tax (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Analysis of Deferred Tax Balances for Financial Reporting Purposes	The following is the analysis of the deferred tax balances for financial reporting purposes:

	Gross 2022	Offset 2022	As reported 2022	Gross 2021	Offset 2021	As reported 2021
	£m	£m	£m	£m	£m	£m
Deferred tax assets	588.8	(266.7)	322.1	565.0	(223.5)	341.5
Deferred tax liabilities	(617.5)	266.7	(350.8)	(536.0)	223.5	(312.5)
	(28.7)	—	(28.7)	29.0	—	29.0

Movements of Major Gross Deferred Tax Assets
The following are the major gross deferred tax assets recognised by the Group and movements thereon in 2022 and 2021:

	Deferred compensation	Accounting provisions and accruals	Retirement benefit obligations	Property, plant and equipment	Tax losses and credits	Share- based payments	Restructuring provisions	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
1 January 2021	49.5	109.5	57.9	80.9	90.3	21.4	56.4	11.6	477.5
Acquisition of subsidiaries	—	—	—	—	—	—	—	0.9	0.9
Credit/(charge) to income	58.2	0.3	1.2	(15.9)	19.7	9.9	9.1	(1.6)	80.9
Charge to other comprehensive income	—	—	(3.0)	—	—	—	—	—	(3.0)
Credit to equity	—	—	—	—	—	11.9	—	—	11.9
Exchange differences and other movements	0.8	(3.6)	(2.7)	3.0	0.5	0.3	(4.4)	2.9	(3.2)
31 December 2021	108.5	106.2	53.4	68.0	110.5	43.5	61.1	13.8	565.0
Acquisition of subsidiaries	—	—	—	—	—	—	—	1.1	1.1
(Charge)/credit to income	(38.7)	3.3	(2.9)	(10.0)	5.0	1.3	21.2	(14.2)	(35.0)
Charge to other comprehensive income	—	—	(7.0)	—	—	—	—	—	(7.0)
Charge to equity	—	—	—	—	—	(15.5)	—	—	(15.5)
Exchange differences and other movements	4.5	10.6	4.5	43.6	7.0	3.0	2.3	4.7	80.2
31 December 2022	74.3	120.1	48.0	101.6	122.5	32.3	84.6	5.4	588.8

Movements of Gross Deferred Tax Liabilities
In addition the Group has recognised the following gross deferred tax liabilities and movements thereon in 2022 and 2021:

	Brands and other intangibles	Associate earnings	Goodwill	Property, plant and equipment	Financial instruments	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m
1 January 2021	326.8	58.0	123.1	—	35.8	25.0	568.7
Acquisition of subsidiaries	22.5	—	—	—	—	—	22.5
(Credit)/charge to income	(19.5)	(21.4)	8.2	—	(35.5)	16.6	(51.6)
Exchange differences and other movements	(4.7)	0.2	1.9	—	(0.3)	(0.7)	(3.6)
31 December 2021	325.1	36.8	133.2	—	—	40.9	536.0
Acquisition of subsidiaries	15.1	—	—	—	—	—	15.1
(Credit)/charge to income	(12.4)	(3.5)	19.7	(14.2)	—	(10.5)	(20.9)
Charge to other comprehensive income	—	—	—	—	—	0.4	0.4
Exchange differences and other movements	24.8	3.2	20.5	37.2	—	1.2	86.9
31 December 2022	352.6	36.5	173.4	23.0	—	32.0	617.5